Condensed Consolidated Statements of Changes in Redeemable Non-controlling Interests and Stockholders’ Deficit (Unaudited) - USD ($)	Redeemable Non-Controlling Interests Previously Reported Class A Convertible Preferred Units	Redeemable Non-Controlling Interests Previously Reported Class B Units	Redeemable Non-Controlling Interests Class A Convertible Preferred Units	Redeemable Non-Controlling Interests Class B Units	Common Stock Previously Reported Class V	Common Stock Previously Reported Class A	Common Stock Class V	Common Stock Class A	Common Stock Heliogen, Inc.	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Heliogen, Inc.	Additional Paid-in Capital	Accumulated Other Comprehensive Loss Heliogen, Inc.	Accumulated Other Comprehensive Loss	Accumulated Deficit Previously Reported	Accumulated Deficit Heliogen, Inc.	Accumulated Deficit	Common Units Previously Reported	Common Units	Mezzanine Equity Previously Reported	Mezzanine Equity	Non-controlling interest Previously Reported	Non-controlling interest	Previously Reported	Heliogen, Inc.	Total
Balance at Dec. 31, 2022							$ 3,373		$ 1,000		$ 434,496,000	$ 31,152,491	$ (593,000)		$ 119,982	$ (308,580,000)	$ 119,982	$ 31,155,864						$ 31,275,846	$ 125,324,000	$ 31,275,846
Balance (in Shares) at Dec. 31, 2022							33,730,000		5,511,839									1,000,000
Stockholder distributions																	(5,498,396)									(5,498,396)
Stock-based compensation											(5,164,000)														(5,164,000)
Issuance of common stock under employee stock purchase plan											184,000														184,000
Issuance of common stock under employee stock purchase plan (in Shares)									33,156
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)									156,646
Tax withholding related to vesting of restricted stock units											(21,000)														(21,000)
Tax withholding related to vesting of restricted stock units (in Shares)									(10,403)
Exercise of stock options											1,171,000														1,171,000
Exercise of stock options (in Shares)									255,872
Payment for fractional shares in connection with the reverse stock split											(7,000)														(7,000)
Payment for fractional shares in connection with the reverse stock split (in Shares)									(795)
Vesting of warrants issued in connection with customer agreements											19,000														19,000
Net income (loss)																(129,598,000)	4,845,069								(129,598,000)	4,845,069
Other comprehensive income (loss)													77,000												77,000
Balance at Dec. 31, 2023							$ 3,373		$ 1,000		430,678,000	31,152,491	(516,000)			(438,178,000)	(533,345)								(8,015,000)	30,622,519
Balance (in Shares) at Dec. 31, 2023							33,730,000		5,946,315									1,000,000
Retroactive application of Business Combination					$ 3,373					31,152,491								$ (31,155,864)
Retroactive application of Business Combination (in Shares)					33,730,000													(1,000,000)
Balance at Dec. 31, 2023							$ 3,373		$ 1,000		430,678,000	31,152,491	(516,000)		(533,345)	(438,178,000)	(533,345)	$ 31,155,864						30,622,519	(8,015,000)	30,622,519
Stockholder distributions																	(90,000)									(90,000)
Net loss prior to the Business Combination															(523,681)									(523,681)
Issuance of Class A Shares to third party advisors								$ 18				891,017														891,035
Issuance of Class A Shares to third party advisors (in Shares)								178,207
Issuance of Class A Shares to backstop investor								$ 23				1,569,440														1,569,463
Issuance of Class A Shares to backstop investor (in Shares)								225,174
Reverse Recapitalization			$ 6,855,076				$ 150	$ 425				(1,677,860)														(1,677,285)
Reverse Recapitalization (in Shares)			1,500,000				1,500,000	4,248,583
Transaction costs												(2,890,061)														(2,890,061)
Establishment of redeemable noncontrolling interests				$ 26,116,548								(26,116,548)														(26,116,548)
Establishment of redeemable noncontrolling interests (in Shares)				33,730,000
Stock-based compensation								$ 37				3,118,547														3,118,584
Stock-based compensation (in Shares)								375,000
Subsequent measurement of redeemable non-controlling interests				176,420,473								(6,047,026)					(170,373,447)									(176,420,473)
Net income (loss)			8,224,091	(10,276,021)													(1,531,491)									(1,531,491)
Balance at Mar. 31, 2024			$ 15,079,167	$ 192,261,000			$ 3,523	$ 503									(173,051,964)									(173,047,938)
Balance (in Shares) at Mar. 31, 2024			1,500,000	33,730,000			35,230,000	5,026,964	5,970,373
Retroactive application of Business Combination					3,373					31,152,491								(31,155,864)
Balance at Dec. 31, 2023							$ 3,373		$ 1,000		430,678,000	31,152,491	(516,000)		(533,345)	(438,178,000)	(533,345)	$ 31,155,864						30,622,519	(8,015,000)	30,622,519
Balance (in Shares) at Dec. 31, 2023							33,730,000		5,946,315									1,000,000
Stock-based compensation											1,967,000														1,967,000
Issuance of common stock under employee stock purchase plan											13,000														13,000
Issuance of common stock under employee stock purchase plan (in Shares)									8,114
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)									52,366
Tax withholding related to vesting of restricted stock units											(28,000)														(28,000)
Tax withholding related to vesting of restricted stock units (in Shares)									(16,863)
Vesting of warrants issued in connection with customer agreements											94,000														94,000
Net income (loss)																(34,507,000)									(34,507,000)
Other comprehensive income (loss)													(3,000)												(3,000)
Balance at Jun. 30, 2024			$ 15,463,555	$ 72,519,500			$ 3,523	$ 503	$ 1,000		432,724,000	2,417,888	(519,000)			(472,685,000)	(55,452,171)								(40,479,000)	(53,030,257)
Balance (in Shares) at Jun. 30, 2024			1,500,000	33,730,000			35,230,000	5,026,964	5,989,932
Balance at Dec. 31, 2023							$ 3,373		$ 1,000		430,678,000	31,152,491	(516,000)		(533,345)	(438,178,000)	(533,345)	$ 31,155,864						30,622,519	(8,015,000)	30,622,519
Balance (in Shares) at Dec. 31, 2023							33,730,000		5,946,315									1,000,000
Foreign currency translation
Net income (loss)																										(2,233,543)
Balance at Sep. 30, 2024			$ 15,862,110	$ 57,003,700			$ 3,523	$ 518				3,875,899					(43,207,350)									(39,327,410)
Balance (in Shares) at Sep. 30, 2024			1,500,000	33,730,000			35,230,000	5,172,964
Balance at Dec. 31, 2023							$ 3,373		$ 1,000		430,678,000	31,152,491	(516,000)		(533,345)	(438,178,000)	(533,345)	$ 31,155,864						30,622,519	(8,015,000)	30,622,519
Balance (in Shares) at Dec. 31, 2023							33,730,000		5,946,315									1,000,000
Stockholder distributions																	(90,000)									(90,000)
Class A common stock issued to vendor								$ 15				255,485														255,500
Class A common stock issued to vendor (in Shares)								146,000
Lumio Asset purchase								$ 621				8,131,035														8,131,656
Lumio Asset purchase (in Shares)								6,206,897
Issuance of Class A Shares to private placement investor								$ 187				2,715,813														2,716,000
Issuance of Class A Shares to private placement investor (in Shares)								1,873,103
Net loss prior to the Business Combination															$ (523,681)									$ (523,681)
Issuance of Class A Shares to third party advisors								$ 18				891,017														891,035
Issuance of Class A Shares to third party advisors (in Shares)								178,207
Issuance of Class A Shares to backstop investor								$ 23				1,569,440														1,569,463
Issuance of Class A Shares to backstop investor (in Shares)								225,174
Reverse Recapitalization							$ 150	$ 425				(2,498,380)									$ 6,855,076					(2,497,805)
Reverse Recapitalization (in Shares)							1,500,000	4,248,583													1,500,000
Transaction costs												(2,890,061)														(2,890,061)
Establishment of redeemable noncontrolling interests												(26,116,548)											26,116,548			(26,116,548)
Stock-based compensation								$ 37			2,633,000	7,360,697													2,633,000	$ 7,360,734
Stock-based compensation (in Shares)								375,000
Issuance of common stock under employee stock purchase plan											33,000														33,000
Issuance of common stock under employee stock purchase plan (in Shares)									26,303
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)									168,427
Tax withholding related to vesting of restricted stock units											(95,000)														(95,000)
Tax withholding related to vesting of restricted stock units (in Shares)									(48,779)
Exercise of stock options											3,000														3,000
Exercise of stock options (in Shares)									3,818
Payment for fractional shares in connection with the reverse stock split
Vesting of warrants issued in connection with customer agreements											1,907,000														1,907,000
Class A common stock issued in the acquisition of Heliogen, Inc. (in Shares)																										33,730,000
Dividends paid to preferred unit holders																					(139,067)
Subsequent measurement of redeemable non-controlling interests												(6,047,026)					(99,624,976)						105,672,002			(105,672,002)
Net income (loss)																32,547,000	(2,668,889)				9,414,862		(16,094,650)		32,547,000	(2,668,889)
Other comprehensive income (loss)													5,000												5,000
Balance at Dec. 31, 2024							$ 3,523	$ 1,326	$ 1,000		435,159,000	14,523,963	(511,000)			(405,631,000)	(103,440,891)				$ 16,130,871		$ 115,693,900		29,018,000	(88,912,079)
Balance (in Shares) at Dec. 31, 2024			1,500,000	33,730,000			35,230,000	13,252,964	6,096,084												1,500,000
Retroactive application of Business Combination (in Shares)					33,730,000													(1,000,000)
Balance at Mar. 31, 2024									$ 1,000		431,998,000		(517,000)			(453,403,000)									(21,921,000)
Balance (in Shares) at Mar. 31, 2024			1,500,000	33,730,000			35,230,000	5,026,964	5,970,373
Stock-based compensation											681,000	2,417,888													681,000	2,417,888
Stock-based compensation (in Shares)
Issuance of common stock under employee stock purchase plan											13,000														13,000
Issuance of common stock under employee stock purchase plan (in Shares)									8,114
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)									16,984
Tax withholding related to vesting of restricted stock units											(11,000)														(11,000)
Tax withholding related to vesting of restricted stock units (in Shares)									(5,539)
Vesting of warrants issued in connection with customer agreements											43,000														43,000
Subsequent measurement of redeemable non-controlling interests				$ (117,877,583)													117,877,583									117,877,583
Net income (loss)			384,388	(1,863,917)												(19,282,000)	(277,790)								(19,282,000)	(277,790)
Other comprehensive income (loss)													(2,000)												(2,000)
Balance at Jun. 30, 2024			$ 15,463,555	$ 72,519,500			$ 3,523	$ 503	$ 1,000		432,724,000	2,417,888	(519,000)			(472,685,000)	(55,452,171)								(40,479,000)	(53,030,257)
Balance (in Shares) at Jun. 30, 2024			1,500,000	33,730,000			35,230,000	5,026,964	5,989,932
Stock-based compensation												1,089,617														1,089,617
Class A common stock issued to employees for services								$ 15				255,485														255,500
Class A common stock issued to employees for services (in Shares)								146,000
Reverse recapitalization related deferred taxes and adjustments												112,909														112,909
Foreign currency translation
Subsequent measurement of redeemable non-controlling interests				(12,669,083)													12,669,083									12,669,083
Net income (loss)			398,555	(2,846,717)													(424,262)									(424,262)
Balance at Sep. 30, 2024			$ 15,862,110	$ 57,003,700			$ 3,523	$ 518				3,875,899					(43,207,350)									(39,327,410)
Balance (in Shares) at Sep. 30, 2024			1,500,000	33,730,000			35,230,000	5,172,964
Balance at Dec. 31, 2024			$ 16,130,871	$ 115,693,900			$ 3,523	$ 1,326	$ 1,000		435,159,000	14,523,963	(511,000)			(405,631,000)	(103,440,891)								29,018,000	(88,912,079)
Balance (in Shares) at Dec. 31, 2024			1,500,000	33,730,000			35,230,000	13,252,964	6,096,084												1,500,000
Stock-based compensation												2,137,247														2,137,247
Stock-based compensation (in Shares)
Class A common stock issued to employees for services								$ 4				63,505														63,509
Class A common stock issued to employees for services (in Shares)								43,500
Reverse recapitalization related deferred taxes and adjustments												(238,491)														(238,491)
Class A common stock issued in exchange for OpCo class B units and corresponding class V common stock				$ (18,785,000)			$ (850)	$ 850				18,785,000														18,785,000
Class A common stock issued in exchange for OpCo class B units and corresponding class V common stock (in Shares)				(8,500,000)			(8,500,000)	8,500,000
Subsequent measurement of redeemable non-controlling interests				$ (51,448,264)													51,448,264									51,448,264
Net income (loss)			405,237	(7,363,336)													(6,361,265)									(6,361,265)
Balance at Mar. 31, 2025			$ 16,536,108	$ 38,097,300			$ 2,673	$ 2,180				35,271,224					(58,353,892)									(23,077,815)
Balance (in Shares) at Mar. 31, 2025			1,500,000	25,230,000			26,730,000	21,796,464	6,116,752
Balance at Dec. 31, 2024			$ 16,130,871	$ 115,693,900			$ 3,523	$ 1,326	$ 1,000		435,159,000	14,523,963	(511,000)			(405,631,000)	(103,440,891)								29,018,000	(88,912,079)
Balance (in Shares) at Dec. 31, 2024			1,500,000	33,730,000			35,230,000	13,252,964	6,096,084												1,500,000
Stock-based compensation											788,000														788,000
Issuance of common stock under employee stock purchase plan											14,000														14,000
Issuance of common stock under employee stock purchase plan (in Shares)									11,241
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)									82,001
Tax withholding related to vesting of restricted stock units											(33,000)														(33,000)
Tax withholding related to vesting of restricted stock units (in Shares)									(26,221)
Exercise of warrants
Exercise of warrants (in Shares)									2,743
Net income (loss)																(6,451,000)									(6,451,000)
Other comprehensive income (loss)													(85,000)												(85,000)
Balance at Jun. 30, 2025			$ 16,959,074	$ 72,442,000			$ 2,648	$ 2,210	$ 1,000		435,928,000	36,766,921	(596,000)			(412,082,000)	(96,218,521)								23,251,000	(59,446,742)
Balance (in Shares) at Jun. 30, 2025			1,500,000	24,980,000			26,480,000	22,096,464	6,165,848
Balance at Dec. 31, 2024			$ 16,130,871	$ 115,693,900			$ 3,523	$ 1,326	$ 1,000		435,159,000	14,523,963	(511,000)			(405,631,000)	(103,440,891)								29,018,000	(88,912,079)
Balance (in Shares) at Dec. 31, 2024			1,500,000	33,730,000			35,230,000	13,252,964	6,096,084												1,500,000
Foreign currency translation																										(4,895)
Net income (loss)																										(12,002,121)
Balance at Sep. 30, 2025			$ 16,775,111	$ 31,023,000			$ 2,448	$ 3,120				60,084,125		(4,895)			(61,806,093)									(1,721,295)
Balance (in Shares) at Sep. 30, 2025			1,500,000	22,980,000			24,480,000	31,198,080
Balance at Mar. 31, 2025									$ 1,000		435,556,000		(538,000)			(411,990,000)									23,029,000
Balance (in Shares) at Mar. 31, 2025			1,500,000	25,230,000			26,730,000	21,796,464	6,116,752
Stock-based compensation											382,000	1,078,202													382,000	1,078,202
Stock-based compensation (in Shares)
Issuance of common stock under employee stock purchase plan											14,000														14,000
Issuance of common stock under employee stock purchase plan (in Shares)									11,241
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)									50,796
Tax withholding related to vesting of restricted stock units											(24,000)														(24,000)
Tax withholding related to vesting of restricted stock units (in Shares)									(15,684)
Exercise of warrants
Exercise of warrants (in Shares)									2,743
Class A common stock issued upon vesting of restricted stock awards								$ 5				(5)
Class A common stock issued upon vesting of restricted stock awards (in Shares)								50,000
Class A common stock issued in exchange for OpCo class B units and corresponding class V common stock				$ (417,500)			$ (25)	$ 25				417,500														417,500
Class A common stock issued in exchange for OpCo class B units and corresponding class V common stock (in Shares)				(250,000)			(250,000)	250,000
Subsequent measurement of redeemable non-controlling interests				$ 35,448,793													(35,448,793)									(35,448,793)
Net income (loss)			422,966	(686,593)												(92,000)	(2,415,836)								(92,000)	(2,415,836)
Other comprehensive income (loss)													(58,000)												(58,000)
Balance at Jun. 30, 2025			$ 16,959,074	$ 72,442,000			$ 2,648	$ 2,210	$ 1,000		$ 435,928,000	36,766,921	$ (596,000)			$ (412,082,000)	(96,218,521)								23,251,000	(59,446,742)
Balance (in Shares) at Jun. 30, 2025			1,500,000	24,980,000			26,480,000	22,096,464	6,165,848
Balance at Jun. 30, 2025																									$ 23,251,000
Stock-based compensation												2,733,678														2,733,678
Class A common stock issued upon vesting of restricted stock awards								$ 20				(20)
Class A common stock issued upon vesting of restricted stock awards (in Shares)								206,293
Tax withholding paid related to stock-based compensation												(160,353)														(160,353)
Class A common stock issued in exchange for OpCo class B units and corresponding class V common stock				$ (4,700,000)			$ (200)	$ 200				4,700,000														4,700,000
Class A common stock issued in exchange for OpCo class B units and corresponding class V common stock (in Shares)				(2,000,000)			(2,000,000)	2,000,000
Class A common stock issued in the acquisition of Heliogen, Inc.								$ 622				14,424,238														14,424,860
Class A common stock issued in the acquisition of Heliogen, Inc. (in Shares)								6,217,612
Class A common stock issued in settlement of accrued advisory fees								$ 68				1,619,661														1,619,729
Class A common stock issued in settlement of accrued advisory fees (in Shares)								677,711
Dividends paid to preferred unit holders			(621,063)
Foreign currency translation														(4,895)												(4,895)
Subsequent measurement of redeemable non-controlling interests				(37,637,448)													37,637,448									37,637,448
Net income (loss)			437,100	918,448													(3,225,020)									(3,225,020)
Balance at Sep. 30, 2025			$ 16,775,111	$ 31,023,000			$ 2,448	$ 3,120				$ 60,084,125		$ (4,895)			$ (61,806,093)									$ (1,721,295)
Balance (in Shares) at Sep. 30, 2025			1,500,000	22,980,000			24,480,000	31,198,080